Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity Tables [Abstract]
Schedule of share capital
	December 31
	2025	2024
Authorized number of shares	20,000,000	20,000,000
Issued and outstanding number of shares	12,835,185	10,793,057